                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-05407

                             Trust for Credit Unions
               (Exact name of registrant as specified in charter)

                               4400 Computer Drive
                              Westborough, MA 01581
               (Address of principal executive offices) (Zip code)

                                                Copies to:
Jay Johnson                                     Mary Jo. Reilly, Esq.
Callahan Financial Services, Inc.               Drinker Biddle & Reath LLP
1001 Connecticut Avenue NW, Suite 1001          One Logan Square, Suite 2000
Washington, DC 20036                            Philadelphia, PA 19103
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 342-5828

                       Date of fiscal year end: August 31

                   Date of reporting period: February 28, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Unitholders is attached herewith.

                                      TRUST
                               FOR CREDIT UNIONS

                             MONEY MARKET PORTFOLIO
                    ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO
                            SHORT DURATION PORTFOLIO

                               SEMI-ANNUAL REPORT
                                FEBRUARY 28, 2011

     The reports concerning the Trust for Credit Unions ("TCU" or the "Trust") Portfolios included in this unitholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management's pre-dictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

     TCU files the complete schedule of portfolio holdings of each Portfolio with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Portfolios' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling I-800-SEC-0330.

An investment in a TCU Portfolio is not a credit union deposit and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the National Credit Union Administration, or any other government agency.

AN INVESTMENT IN THE TCU MONEY MARKET PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER UNIT, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

The TCU Ultra-Short Duration Government Portfolio and the TCU Short Duration Portfolio are not money market funds. Investors in these Portfolios should understand that the net asset values of the Portfolios will fluctuate, which may result in a loss of the principal amount invested. The Portfolios' net asset values and yields are not guaranteed by the U.S. government or by its agencies, instrumentali-ties or sponsored enterprises. Investments in fixed income securities are subject to the risks associat-ed with debt securities including credit and interest rate risk. The guarantee on U.S. government secu-rities applies only to the underlying securities of the Portfolios if held to maturity and not to the value of the Portfolios' units. The Portfolios' investments in mortgage-backed securities are subject to prepay-ment risks. These risks may result in greater share price volatility.

     Holdings and allocations shown may not be representative of current or future investments. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

     THIS MATERIAL IS NOT AUTHORIZED FOR DISTRIBUTION UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. INVESTORS SHOULD CONSIDER A PORTFOLIO'S OBJECTIVES, RISKS, AND CHARGES AND EXPENSES, AND READ THE PROSPECTUS CAREFULLY BEFORE INVESTING OR SENDING MONEY. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE PORTFOLIOS.

     Callahan Financial Services, Inc. is the distributor of the TCU Portfolios.

          This report is for the information of the unitholders of the Trust. Its use in connection with any offering of units of the Trust is authorized only in the case of a concurrent or prior delivery of the Trust's current Prospectus.

Dear Credit Union Unitholders,

     Credit unions entered 2011 with momentum. Loan origination activity reached record levels for the second half of 2010 with over $139 billion in volume - a result the industry can be proud of. Although lending activity was high, balance sheet loan growth was negative during 2010 as credit unions sold off over half of mortgage loan originations to the secondary market.

     Members continued to direct savings to credit unions as share balances rose more than $34 billion during 2010. As a result, credit unions have ample liquidity with a record $317 billion in investable funds at year-end 2010. With most economists expecting the Federal Reserve to maintain the federal funds rate in a range of 0 to 0.25 percent through the end of the year, optimal management of the investment portfolio is increasingly important to credit unions.

     The continued low interest rate environment has led to lower yields on the TCU Money Market Portfolio. The standardized 7-day current and effective yields, with fee waivers, on the Money Market Portfolio declined from 0.08% on August 31, 2010 to 0.05% on February 28, 2011.

     The Ultra-Short Duration Government and Short Duration Portfolios are important longer duration options for many credit unions in the current rate environment. The cumulative total return was 0.19% for the Ultra-Short Duration Government Portfolio and 0.22% for the Short Duration Portfolio for the 6-month period ended February 28, 2011.

     The Trust for Credit Unions ("TCU") family of mutual funds is designed so that investors can match a duration profile that meets their balance sheet objectives. The three TCU Portfolios complement each other with different objectives and duration targets, while each provides daily pricing and same-day or next-day liquidity. Investors can see the effect of combining the Portfolios by using the Yield Optimizer tool, available at www.TrustCU.com.

     TCU's 20-year track record of delivering investment solutions solely for credit unions has enabled us to earn the `trust' of credit unions across the country. We continue to look to provide additional value to the credit union system. Let us know if there are other ways in which we can help complement your credit union's investment strategy.

     Please visit our website, www.TrustCU.com, for the most current information on the Portfolios. We appreciate your investment in Trust for Credit Unions.

Sincerely,


/s/ Charles W. Filson

Charles W. Filson
President
Callahan Financial Services, Inc.
and Trust for Credit Unions

INVESTMENT ADVISER'S DISCUSSION AND ANALYSIS TCU MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVE

The objective of the TCU Money Market Portfolio ("MMP" or the "Portfolio") is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in high quality money market instruments authorized under the Federal Credit Union Act.

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Below, the Goldman Sachs Money Market Portfolio Management Team discusses the Portfolio's performance and positioning for the Reporting Period.

Q. HOW DID THE PORTFOLIO PERFORM DURING THE REPORTING PERIOD?

For the six-month period ended February 28, 2011, the MMP had a one-year simple average yield of 0.08%. This compared to the 0.08% simple average yield for the iMoneyNet First Tier - Institutional Only Average for the same period.

As of February 28, 2011, the Portfolio had standardized 7-day current and effective yields, with fee waivers, of 0.05%. As of that date, the Portfolio's standardized 7-day current and effective yields, without fee waivers, would have been -0.27%. The standardized 7-day current and effective yields are calculated in accordance with industry regulations and do not include capital gains. The standardized 7-day current yield may differ slightly from the actual distribution rate because of the exclusion of distributed capital gains, which are non-recurring. The standardized 7-day effective yield assumes reinvestment of all dividends.

THE YIELDS REPRESENT PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED ABOVE. YIELDS WILL FLUCTUATE AS MARKET CONDITIONS CHANGE. THE YIELD QUOTATIONS MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE PORTFOLIO. UNLESS OTHERWISE NOTED, PERFORMANCE REFLECTS FEE WAIVERS IN EFFECT. IN THEIR ABSENCE, PERFORMANCE WOULD BE REDUCED.

Q. HOW DID YOU MANAGE THE PORTFOLIO DURING THE REPORTING PERIOD?

Because the targeted federal funds rate was near zero, money market yields were anchored near the same level with little difference between different maturities. Against this backdrop, we focused on preservation of capital and daily liquidity.

At the start of the Reporting Period, we managed the weighted average maturity
(WAM) between 50 days and 60 days. Because of the increased risk of another round of quantitative easing, or asset purchases by the Federal Reserve Board (the "Fed"), we began to shorten the Portfolio's WAM. Toward the end of the Reporting Period, we managed the Portfolio's WAM even shorter to 39 days, as we began allowing maturities to roll down the curve. The weighted average maturity of a money market fund is a measure of its price sensitivity to changes in interest rates.

We implemented a barbelled strategy in managing the Funds' duration at the beginning of the Reporting Period. In particular, we purchased longer-dated government agency securities while, at the same time, maintaining a healthy portion of the Portfolio's holdings in maturities of less than a week. This was advantageous, as longer-term interest rates declined and short-term rates remained low. Following the Fed's announcement in November 2010 of a second round of quantitative easing, we transitioned into more of a laddered strategy, where we allowed maturities to roll down the curve.

Q. HOW WAS THE PORTFOLIO INVESTED?

During the Reporting Period, the Portfolio had investments in Treasury securities, government agency securities, repurchase agreements, government guaranteed paper and certificates of deposits. A healthy portion of the Portfolio was invested in overnight repurchase agreements and bills maturing within one week, giving daily liquidity to the Portfolio. The Portfolio was able to lock in higher yielding notes by purchasing six-month and one-year notes.

Q. DID YOU MAKE ANY CHANGES TO THE PORTFOLIO DURING THE REPORTING PERIOD?

As mentioned earlier, we made adjustments to the Portfolio's weighted average maturity based on then-current market conditions, our near-term view, and anticipated and actual Fed monetary policy statements.

Q. WHAT IS THE PORTFOLIO'S TACTICAL VIEW AND STRATEGY FOR THE MONTHS AHEAD?

We expect interest rates to remain low throughout 2011, with the Fed holding the targeted federal funds rate near zero and continuing its asset purchase program. A more optimistic macroeconomic picture in the U.S., positive asset trends and decreasing volatility could combine to pressure interest rates to rise absent a move by the Fed. As such, we believe duration management may become a more predominant theme in 2011. Therefore, we have begun shortening our targeted weighted average maturity range.

As always, we will continue to seek preservation of capital and daily liquidity and, within those two constraints, to seek opportunities to maximize yield potential. Flexibility is, in our opinion, more important than ever. We believe it is critical to stay nimble during periods of heightened uncertainty when it can be necessary to make timely and meaningful adjustments to positioning. We will continue to use our actively managed approach to seek the best possible return within the framework of the Portfolio's investment guidelines and objectives. In addition, we'll continue to manage interest and credit risk daily. We will also continue to closely monitor economic data, Fed policy, and any shifts in the money market yield curve, as we strive to navigate the interest rate environment.

PORTFOLIO COMPOSITION
TCU MONEY MARKET PORTFOLIO (UNAUDITED)

FEBRUARY 28, 2011*

                                   (PIE CHART)

CDs                                   2.4%
Repurchase Agreements                44.8%
U.S. Government Agency               46.9%
U.S. Government-Backed Obligations    5.9%

AUGUST 31, 2010*

                                   (PIE CHART)

CDs                                   1.7%
Repurchase Agreements                51.6%
U.S. Government Agency               42.5%
U.S. Government-Backed Obligations    4.1%

* These percentages reflect portfolio holdings as a percentage of net assets. Figures in the above charts may not sum to 100% due to the exclusion of other assets and liabilities. Holdings and allocations may not be representative of current or future investments. Holdings and allocations may not include the Portfolio's entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

INVESTMENT ADVISER'S DISCUSSION AND ANALYSIS
TCU ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

INVESTMENT OBJECTIVE

The TCU Ultra-Short Duration Government Portfolio ("USDGP" or the "Portfolio") seeks to achieve a high level of current income, consistent with low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. Under normal circumstances, at least 80% of the net assets (measured at the time of purchase) of USDGP will be invested in securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. The Portfolio expects that a substantial portion of these securities will be mortgage-related securities. While there will be fluctuations in the NAV of the USDGP, the Portfolio is expected to have less interest rate risk and asset value fluctuation than funds investing primarily in longer-term mortgage-backed securities paying a fixed rate of interest. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. USDGP's maximum duration is equal to that of a Two-Year U.S. Treasury Security, and its target duration is to be no shorter than that of the Six-Month U.S. Treasury Bill Index and no longer than that of the One-Year U.S. Treasury Note Index, each as reported by Merrill Lynch.

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Below, the Goldman Sachs U.S. Fixed Income Portfolio Management Team discusses the Portfolio's performance and positioning for the Reporting Period.

Q. HOW DID THE PORTFOLIO PERFORM DURING THE REPORTING PERIOD?

For the six-month period that ended February 28, 2011, the cumulative total return of USDGP was 0.19% versus the 0.15% and 0.24% cumulative total returns of the Portfolio's benchmarks, the Six-Month U.S. Treasury Bill Index and the One-Year U.S. Treasury Note Index, respectively.

The Portfolio's net asset value ("NAV") slightly declined during the Reporting Period, closing at $9.60, versus $9.61 on August 31, 2010. During the Reporting Period, the yield on the Six-Month U.S. Treasury Bill Index decreased one basis point from 0.18% to 0.17% and the yield on the One-Year U.S. Treasury Note Index decreased two basis points from 0.30% to 0.28%. The yield on the Nine-Month Treasury average decreased one basis point from 0.24% to 0.23% over the same period. As of February 28, 2011, the Portfolio's standardized 30-day yield was 0.51% and its distribution rate was 0.63%.

The Portfolio's one-year, five-year, ten-year and since inception standardized total returns as of December 31, 2010 were 0.79%, 3.50%, 3.41% and 3.61%, respectively.

THE PAST PERFORMANCE OF THE PORTFOLIO IS NO INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Pursuant to the provisions of the Internal Revenue Code, the Portfolio distributes substantially all of its net investment company taxable income each year. The amount of these income distributions to Unitholders, which are calculated in accordance with relevant tax requirements, can often differ from the amount of the Portfolio's net investment income for financial reporting purposes, which is calculated in accordance with generally accepted accounting principles.

The Portfolio's current expense ratio after waivers and expense limitations
(net) and expense ratio before waivers and expense limitations (gross) are both 0.37%. The waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratio may change without shareholder approval.

Q. WHAT KEY FACTORS WERE RESPONSIBLE FOR THE PORTFOLIO'S PERFORMANCE DURING THE REPORTING PERIOD?

The Portfolio's performance was driven by duration and term structure positioning, as well as sector positioning relative to the benchmark. Individual security selection strategies also impacted the Portfolio's performance.

Q. WHICH FIXED INCOME MARKET SECTORS MOST SIGNIFICANTLY AFFECTED PORTFOLIO PERFORMANCE?

The Portfolio's sector positioning relative to the Nine-Month Treasury Index positively contributed to performance. Our overweight exposure in the agency-backed mortgage sector contributed to returns, particularly in October 2010. Security selection strategies within the agency mortgage sector, specifically our selection of adjustable-rate mortgages, also significantly added to performance. The agency-backed mortgage sector outperformed the Nine-Month Treasury Index, driven by a heavy selloff in government bonds, despite considerable volatility in rates. The sector was supported by an environment of benign prepayments and strong investor demand, particularly from banks.

Q. DID THE PORTFOLIO'S DURATION AND YIELD CURVE POSITIONING STRATEGY HELP OR HURT ITS RESULTS DURING THE REPORTING PERIOD?

The Portfolio's duration and term structure positioning detracted from performance over the Reporting Period. Specifically, our overweight positioning in the front-end of the curve (particularly the two-year segment) was not beneficial as yields rose during the second half of the Reporting Period. The U.S. economy appears to have regained momentum after a mid-year slowdown that raised concerns about a double-dip recession. As a result, for the most part, benchmark government yields reversed their declining trend over the second half of the Reporting Period.

Q. WERE THERE ANY NOTABLE CHANGES IN THE PORTFOLIO'S WEIGHTINGS DURING THE REPORTING PERIOD?

The Portfolio increased its allocation to domestic sovereign securities and, in turn, reduced its exposure to agency non-government securities.

Q. HOW WAS THE PORTFOLIO POSITIONED AT THE END OF FEBRUARY 2011?

At the end of the Reporting Period, the Portfolio's largest allocations were in domestic sovereign securities, agency non-government securities and agency adjustable-rate mortgage securities.

                       THIS PAGE LEFT INTENTIONALLY BLANK

PORTFOLIO COMPOSITION--SECTOR ALLOCATION
TCU ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO (UNAUDITED)

FEBRUARY 28, 2011*

                                  (PIE CHART)

Agency Debentures                    26.2%
ARMs                                 15.5%
CMOs                                  4.7%
Fixed Rate Mortgage Pass-Throughs     1.1%
Repurchase Agreements                 7.4%
U.S. Government-Backed Obligations    1.6%
U.S. Treasury Obligations            50.3%

AUGUST 31, 2010*

                                  (PIE CHART)

Agency Debentures                    39.1%
ARMs                                 16.8%
CMOs                                  2.6%
Fixed Rate Mortgage Pass-Throughs     1.5%
Repurchase Agreements                 0.9%
U.S. Government-Backed Obligations    1.7%
U.S. Treasury Obligations            37.3%

PORTFOLIO COMPOSITION--ISSUER ALLOCATION
TCU ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO (UNAUDITED)

FEBRUARY 28, 2011*

                                  (PIE CHART)

Agency Debentures                    26.2%
FHLMC                                 7.1%
FNMA                                 10.5%
GNMA                                  1.2%
NCUA                                  2.5%
Repurchase Agreements                 7.4%
U.S. Government-Backed Obligations    1.6%
U.S. Treasury Obligations            50.3%

AUGUST 31, 2010*

                                  (PIE CHART)

Agency Debentures                    39.1%
FHLMC                                 7.3%
FNMA                                 12.1%
GNMA                                  1.5%
NCUA                                  0.0%
Repurchase Agreements                 0.9%
U.S. Government-Backed Obligations    1.7%
U.S. Treasury Obligations            37.3%

* These percentages reflect Portfolio holdings as a percentage of net assets. Figures in the above charts may not sum to 100% due to the exclusion of other assets and liabilities. Holdings and allocations may not be representative of current or future investments. Holdings and allocations may not include the Portfolio's entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

INVESTMENT ADVISER'S DISCUSSION AND ANALYSIS
TCU SHORT DURATION PORTFOLIO

INVESTMENT OBJECTIVE

The TCU Short Duration Portfolio ("SDP" or the "Portfolio") seeks to achieve a high level of current income, consistent with relatively low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. During normal market conditions, SDP intends to invest a substantial portion of its assets in mortgage-related securities, which include privately-issued mortgage-related securities rated, at the time of purchase, in one of the two highest rating categories by a Nationally Recognized Statistical Rating Organization ("NRSRO") and mortgage-related securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. Mortgage-related securities held by SDP may include adjustable rate and fixed rate mortgage pass-through securities, collateralized mortgage obligations and other multiclass mortgage-related securities, as well as other securities that are collateralized by or represent direct or indirect interests in mortgage-related securities or mortgage loans. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. SDP invests in obligations authorized under the Federal Credit Union Act with a maximum portfolio duration not to exceed that of a Three-Year U.S. Treasury Security and a target duration equal to that of its benchmark, the Two-Year U.S. Treasury Index as reported by Merrill Lynch. As of February 28, 2011, the Portfolio's spread duration was 2.12 years, versus 1.98 years for its benchmark.

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Below, the Goldman Sachs U.S. Fixed Income Portfolio Management Team discusses the Portfolio's performance and positioning for the Reporting Period.

Q. HOW DID THE PORTFOLIO PERFORM DURING THE REPORTING PERIOD?

The Portfolio's cumulative total return for the six-month period ended February 28, 2011, was 0.22%, versus a 0.09% cumulative total return for the Two-Year U.S. Treasury Index. The Portfolio's net asset value per unit decreased during the Reporting Period, closing at $9.72, versus $9.76 on August 31, 2010. Net asset value movements reflect, among other things, the Portfolio's credit-adjusted and option-adjusted duration of 1.71 years, as well as the impact of market forces, including interest rates. During the Reporting Period, the yield on the Portfolio's benchmark increased 21 basis points from 0.48% to 0.69%. As of February 28, 2011, the Portfolio's standardized 30-day yield was 0.98% and its distribution rate was 1.13%.

The Portfolio's one-year, five-year, ten-year and since inception standardized total returns as of December 31, 2010, were 2.80%, 4.01%, 4.09% and 4.40%, respectively.

THE PAST PERFORMANCE OF THE PORTFOLIO IS NO INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, WILL BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Pursuant to the provisions of the Internal Revenue Code, the Portfolio distributes substantially all of its net investment company taxable income each year. The amount of these income distributions to Unitholders, which are calculated in accordance with relevant tax requirements, can often differ from the amount of the Portfolio's net investment income for financial reporting purposes, which is calculated in accordance with generally accepted accounting principles.

The Portfolio's current expense ratio after waivers and expense limitations
(net) and expense ratio before waivers and expense limitations (gross) are both 0.36%. The waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratio may change without shareholder approval.

Q. WHAT KEY FACTORS WERE RESPONSIBLE FOR THE PORTFOLIO'S PERFORMANCE DURING THE REPORTING PERIOD?

The Portfolio's performance was driven by duration and term structure positioning, as well as sector positioning relative to the benchmark. Individual security selection strategies also impacted the Portfolio's performance.

Q. WHICH FIXED INCOME MARKET SECTORS MOST SIGNIFICANTLY AFFECTED PORTFOLIO PERFORMANCE?

The Portfolio's sector positioning relative to the benchmark positively contributed to performance. Our overweight exposure in the agency-backed mortgage and non-agency mortgage sectors contributed to returns. Security selection strategies within the agency mortgage sector, specifically our selection of agency collateralized mortgage obligations (CMOs) and pass-throughs, added to performance. Additionally, security selection of government notes positively contributed to performance. The agency-backed mortgage sector outperformed the benchmark, driven by a heavy selloff in government bonds, despite considerable volatility in rates. The sector was supported by an environment of benign prepayments and strong investor demand, particularly from banks. The non-agency mortgage sector experienced some volatility in the early part of the Reporting Period. However, the sector latter rallied, due to robust demand and negative net supply. In addition, borrower fundamentals continued to show signs of stability during the Reporting Period, with default rates leveling out, for the most part.

Q. DID THE PORTFOLIO'S DURATION AND YIELD CURVE POSITIONING STRATEGY HELP OR HURT ITS RESULTS DURING THE REPORTING PERIOD?

The Portfolio's duration and term structure positioning detracted from performance over the Reporting Period. Specifically, our overweight positioning in the short to intermediate portions of the curve detracted from performance as yields rose over the period. The U.S. economy appears to have regained momentum after a mid-year slowdown that raised concerns about a double-dip recession. As a result, for the most part, benchmark government yields reversed their declining trend over the second half of the Reporting Period.

Q. WERE THERE ANY NOTABLE CHANGES IN THE PORTFOLIO'S SECTOR WEIGHTINGS DURING THE REPORTING PERIOD?

There were no significant changes in the Portfolio's sector weightings during the Reporting Period.

INVESTMENT ADVISER'S DISCUSSION AND ANALYSIS
TCU SHORT DURATION PORTFOLIO

Q. HOW WAS THE PORTFOLIO POSITIONED AT THE END OF FEBRUARY 2011?

At the end of the Reporting Period, the Portfolio's largest allocations were in domestic sovereign securities, pass-through securities, agency adjustable-rate mortgage securities and agency non-government securities.

PORTFOLIO COMPOSITION--SECTOR ALLOCATION
TCU SHORT DURATION PORTFOLIO (UNAUDITED)

FEBRUARY 28, 2011*

                                   (PIE CHART)

Agency Debentures                      6.2%
ARMs                                  13.1%
CMOs                                   5.4%
Fixed Rate Mortgage Pass-Throughs      8.2%
Repurchase Agreements                  2.5%
U.S. Government-Backed Obligation      2.1%
U.S. Treasury Obligations             64.1%

AUGUST 31, 2010*

                                   (PIE CHART)

Agency Debentures                      6.2%
ARMs                                  10.7%
CMOs                                   5.3%
Fixed Rate Mortgage Pass-Throughs     15.1%
Repurchase Agreements                  0.3%
U.S. Government-Backed Obligation      2.8%
U.S. Treasury Obligations             59.4%

PORTFOLIO COMPOSITION--ISSUER ALLOCATION
TCU SHORT DURATION PORTFOLIO (UNAUDITED)

FEBRUARY 28, 2011*

                                   (PIE CHART)

AAA                                    2.3%
Agency Debentures                      6.2%
FHLMC                                  8.9%
FNMA                                  14.5%
GNMA                                   0.2%
NCUA                                   0.8%
Repurchase Agreements                  2.5%
U.S. Government-Backed Obligation      2.1%
U.S. Treasury Obligations             64.1%

                                   (PIE CHART)

AUGUST 31, 2010*

AAA                                    3.3%
Agency Debentures                      6.2%
FHLMC                                 12.6%
FNMA                                  15.0%
GNMA                                   0.3%
NCUA                                   0.0%
Repurchase Agreements                  0.3%
U.S. Government-Backed Obligation      2.8%
U.S. Treasury Obligations             59.4%

* These percentages reflect Portfolio holdings as a percentage of net assets. Figures in the above charts may not sum to 100% due to the exclusion of other assets and liabilities. Holdings and allocations may not be representative of current or future investments. Holdings and allocations may not include the Portfolio's entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

TRUST FOR CREDIT UNIONS
MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2011 (UNAUDITED)

  PAR VALUE                                                             VALUE
------------                                                        ------------
CERTIFICATES OF DEPOSIT - 2.40%
$  4,000,000   State Street Bank and Trust Company
                  1.000%, 03/01/11 ..............................   $  4,000,000
                                                                    ------------
               TOTAL CERTIFICATES OF DEPOSIT
                  (Cost $4,000,000) .............................      4,000,000
                                                                    ------------
U.S. GOVERNMENT AGENCY SECURITIES - 46.86%
               FEDERAL FARM CREDIT BANK - 9.48%
   2,000,000      0.186%, 07/15/11 (a) ..........................      1,999,628
   3,000,000      0.204%, 11/17/11 (a) ..........................      2,999,353
   3,000,000      0.306%, 11/28/11 (a) ..........................      2,999,922
   3,000,000      0.189%, 12/14/11 (a) ..........................      2,999,178
   3,000,000      0.214%, 01/12/12 (a) ..........................      2,999,479
   1,300,000      0.257%, 01/13/12 (a) ..........................      1,299,685
     500,000      0.332%, 12/14/12 (a) ..........................        500,000
                                                                    ------------
                                                                      15,797,245
                                                                    ------------
               FEDERAL HOME LOAN BANK - 13.12%
   5,000,000      0.192%, 05/13/11 (a) ..........................      4,999,492
     300,000      0.540%, 05/24/11 ..............................        300,000
   4,200,000      0.212%, 05/25/11 (a) ..........................      4,199,706
   3,000,000      0.760%, 07/19/11 ..............................      3,002,683
   1,500,000      0.173%, 07/26/11 (a) ..........................      1,499,695
   3,450,000      0.700%, 09/02/11 ..............................      3,456,083
   2,000,000      0.300%, 09/29/11 ..............................      1,999,955
     400,000      0.300%, 09/30/11 ..............................        399,991
   2,000,000      0.260%, 11/22/11 ..............................      1,999,361
                                                                    ------------
                                                                      21,856,966
                                                                    ------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION - 13.38%
     400,000      0.372%, 03/09/11 (a) ..........................        400,012
  15,000,000      0.181%, 03/28/11 (b) ..........................     14,997,975
     544,000      0.221%, 05/04/11 (a) ..........................        543,978
   6,356,000      0.241%, 08/05/11 (a) ..........................      6,355,749
                                                                    ------------
                                                                      22,297,714
                                                                    ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 10.88%
      50,000      0.192%, 05/13/11 (a) ..........................         49,995
   7,500,000      0.502%, 06/01/11 (b) ..........................      7,490,417
   4,000,000      0.432%, 07/05/11 (b) ..........................      3,993,980
   4,600,000      0.321%, 08/01/11 (b) ..........................      4,593,744
   2,000,000      0.264%, 12/20/12 (a) ..........................      1,999,271
                                                                    ------------
                                                                      18,127,407
                                                                    ------------
               TOTAL U.S. GOVERNMENT AGENCY SECURITIES
                  (Cost $78,079,332) ............................     78,079,332
                                                                    ------------
U.S. GOVERNMENT-BACKED OBLIGATIONS (c) - 5.89%
     100,000   Citibank N.A.
                  0.303%, 07/12/11 (a) ..........................        100,027
   1,000,000   Citigroup Funding
                  0.253%, 06/03/11 (a) ..........................      1,000,052
   1,400,000   JPMorgan Chase & Co.
                  0.433%, 04/01/11 (a) ..........................      1,400,247
   5,000,000   JPMorgan Chase Bank N.A.
                  0.302%, 03/21/12 (a) ..........................      5,000,000
     200,000   Morgan Stanley
                  0.878%, 03/04/11 (a) ..........................        200,011

  PAR VALUE                                                             VALUE
------------                                                        ------------
U.S. GOVERNMENT-BACKED OBLIGATIONS - (CONTINUED)
$  2,100,000   Wells Fargo & Co.
                  1.152%, 12/09/11 (a) ..........................   $  2,114,973
                                                                    ------------
               TOTAL U.S. GOVERNMENT-BACKED OBLIGATIONS
                  (Cost $9,815,310) .............................     9,815,310
                                                                    ------------
REPURCHASE AGREEMENTS - 44.83%
  25,000,000   Deutsche Bank, 0.20%, Dated 02/28/11,
                  matures 03/01/11, repurchase
                  price $25,000,139 (collateralized by
                  U.S. Government Obligations with
                  interest rates of 5.00% to 6.00%
                  due 02/20/36 to 06/15/39, total market
                  value $25,500,000) ............................     25,000,000
  20,000,000   Morgan Stanley, 0.19%, Dated 02/28/11,
                  matures 03/01/11, repurchase price
                  $20,000,106 (collateralized by a
                  U.S. Government Obligation with an
                  interest rate of 4.00% due 12/01/40,
                  total market value $20,400,000) ...............     20,000,000
  29,700,000   UBS, 0.21%, Dated 02/28/11,
                  matures 03/01/11, repurchase price
                  $29,700,173 (collateralized by a
                  U.S. Government Obligation, with an
                  interest rate of 4.00% due 02/01/26,
                  total market value $30,294,000) ...............     29,700,000
                                                                    ------------
               TOTAL REPURCHASE AGREEMENTS
                  (Cost $74,700,000) ............................     74,700,000
                                                                    ------------
               TOTAL INVESTMENTS - 99.98%
                  (Cost $166,594,642) ...........................    166,594,642
                                                                    ------------
               NET OTHER ASSETS AND LIABILITIES - 0.02% .........         36,257
                                                                    ------------
               NET ASSETS - 100.00% .............................   $166,630,899
                                                                    ============

(a) Variable rate securities. Interest rates disclosed are those which are in effect at February 28, 2011. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)  Discount Note. Rate shown is yield at time of purchase.

(c) Guaranteed under the Federal Deposit Insurance Corporation's ("FDIC") Temporary Liquidity Guarantee Program and backed by the full faith and credit of the United States government. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $9,815,310, which represents approximately 5.9% of net assets as of February 28, 2011.

                 See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2011 (UNAUDITED)

  PAR VALUE                                                             VALUE
------------                                                        ------------
ASSET-BACKED SECURITIES - 0.43%
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.43%
$    195,950   Series 2001-W4, Class AV1
                  0.542%, 02/25/32 (a) ..........................   $    184,950
     334,659   Series 2002-W2, Class AV1
                  0.522%, 06/25/32 (a) ..........................        312,908
   1,282,247   Series 2002-T7, Class A1
                  0.482%, 07/25/32 (a) ..........................      1,185,235
                                                                    ------------
               TOTAL ASSET-BACKED SECURITIES
                  (Cost $1,813,042) .............................      1,683,093
                                                                    ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.69%
               FEDERAL HOME LOAN MORTGAGE CORPORATION REMIC -
                  0.19%
      27,316   Series 1009, Class D
                  0.913%, 10/15/20 (a) ..........................         27,322
      84,458   Series 1066, Class P
                  1.213%, 04/15/21 (a) ..........................         85,666
     133,448   Series 1222, Class P
                  3.140%, 03/15/22 (a) (b) ......................        138,119
     294,990   Series 1250, Class J
                  7.000%, 05/15/22 (b) ..........................        324,132
     162,323   Series 1448, Class F
                  1.713%, 12/15/22 (a) (d) ......................        166,685
                                                                    ------------
                                                                         741,924
                                                                    ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC -
                  2.04%
     800,303   Series 1993-225, Class WC
                  6.500%, 12/25/13 (b) ..........................        840,769
   2,500,000   Series 2009-M2, Class A2
                  3.334%, 01/25/19 (d) ..........................      2,571,573
     554,207   Series 1990-145, Class A
                  1.316%, 12/25/20 (a) ..........................        554,651
     765,331   Series 1991-67, Class J
                  7.500%, 08/25/21 (b) ..........................        847,683
     659,438   Series 1992-137, Class F
                  1.281%, 08/25/22 (a) ..........................        670,380
     717,341   Series 1993-27, Class F
                  1.431%, 02/25/23 (a) (c).......................        730,690
     338,949   Series 1998-21, Class F
                  0.650%, 03/25/28 (a) ..........................        339,964
     595,894   Series 2000-16, Class ZG
                  8.500%, 06/25/30 (d) ..........................        679,946
     666,414   Series 2000-32, Class Z
                  7.500%, 10/18/30...............................        750,390
                                                                    ------------
                                                                       7,986,046
                                                                    ------------
               NATIONAL CREDIT UNION ADMINISTRATION - 2.46%
   1,704,195   Series 2010-R2, Class 1A
                  0.633%, 11/06/17 (a) ..........................      1,705,260
     990,261   Series 2011-R1, Class 1A
                  0.713%, 01/08/20 (a) ..........................        991,499
   3,300,000   Series 2011-R2, Class 1A
                  0.660%, 02/06/20 (a) ..........................      3,300,000
   1,700,000   Series 2011-R3, Class 1A
                  0.672%, 03/11/20 (a) ..........................      1,700,000
     848,127   Series 2010-R1, Class 1A
                  0.713%, 10/07/20 (a) ..........................        849,054
     341,347   Series 2010-R1, Class 2A
                  1.840%, 10/07/20 (d) ..........................        337,720

  PAR VALUE                                                             VALUE
------------                                                        ------------
               NATIONAL CREDIT UNION ADMINISTRATION - (CONTINUED)
$    741,200   Series 2010-A1, Class A
                  0.614%, 12/07/20 (a) (c) ......................   $    742,205
                                                                    ------------
                                                                       9,625,738
                                                                    ------------
               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                  (Cost $18,247,065) ............................     18,353,708
                                                                    ------------
MORTGAGE-BACKED OBLIGATIONS - 16.17%
               FEDERAL HOME LOAN MORTGAGE CORPORATION - 6.07%
     228,074      2.874%, 02/01/18 (a) ..........................        230,629
     367,375      4.429%, 11/01/18 (a) ..........................        378,154
   1,635,010      6.876%, 11/01/19 (a) ..........................      1,732,600
      87,675      1.652%, 11/01/22 (a) ..........................         88,951
     193,247      1.900%, 11/01/22 (a) ..........................        196,924
     123,042      2.402%, 10/01/24 (a) ..........................        127,365
     224,113      4.544%, 10/01/25 (a) ..........................        232,237
     668,915      5.348%, 08/01/28 (a) ..........................        708,632
      85,929      1.858%, 07/01/29 (a) ..........................         88,059
     432,779      2.745%, 05/01/31 (a) ..........................        455,348
  13,791,280      2.607%, 03/01/35 (a) ..........................     14,483,968
   4,756,991      2.547%, 04/01/35 (a) ..........................      4,996,622
                                                                    ------------
                                                                      23,719,489
                                                                    ------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION GOLD -
                  0.80%
     152,122      6.500%, 09/01/13 ..............................        165,941
     135,393      6.500%, 10/01/13 ..............................        147,573
      40,698      6.500%, 05/01/14...............................         44,395
      71,399      6.500%, 06/01/14...............................         77,885
     330,136      6.000%, 12/01/14...............................        351,051
     273,960      8.000%, 12/01/15...............................        300,669
     253,961      6.000%, 03/01/16...............................        274,206
      63,549      6.500%, 07/01/16...............................         69,323
     561,912      5.000%, 10/01/17 ..............................        601,713
     643,611      5.000%, 11/01/17...............................        688,839
     367,963      5.500%, 01/01/20...............................        400,184
      16,539      4.500%, 07/01/23...............................         17,355
                                                                    ------------
                                                                       3,139,134
                                                                    ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 8.06%
      36,812      5.011%, 10/01/13 (a) ..........................         37,249
     194,973      8.500%, 04/01/16 ..............................        213,808
     118,617      4.141%, 07/01/17 (a) ..........................        124,079
      86,901      1.822%, 11/01/17 (a) ..........................         87,871
     151,340      2.193%, 11/01/17 (a) ..........................        153,901
      87,112      2.442%, 11/01/17 (a) ..........................         89,054
     251,233      2.130%, 03/01/18 (a) ..........................        255,531
      50,398      2.065%, 05/01/18 (a) ..........................         51,358
      84,350      2.208%, 06/01/18 (a) ..........................         84,354
   1,361,933      2.837%, 10/01/18 (a) ..........................      1,386,864
      46,488      3.150%, 02/01/19 (a) ..........................         47,909
      78,488      2.076%, 05/01/19 (a) ..........................         80,022
     140,015      6.864%, 12/01/19 (a) ..........................        148,817
     209,994      1.960%, 01/01/20 (a) ..........................        212,632
      29,389      5.000%, 01/01/20 ..............................         31,440
     111,648      2.215%, 05/01/20 (a) ..........................        115,108
     356,739      5.708%, 05/01/20 (a) ..........................        377,921
     610,812      6.502%, 02/01/22 (a) ..........................        647,270
      71,180      4.717%, 01/01/23 (a) ..........................         73,625
     208,606      3.150%, 03/01/24 (a) ..........................        214,341

                 See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED) - FEBRUARY 28, 2011 (UNAUDITED)

  PAR VALUE                                                             VALUE
------------                                                        ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION -
                  (CONTINUED)
$     35,554      3.110%, 04/01/25 (a) ..........................   $     37,566
     259,008      5.693%, 10/01/25 (a) ..........................        274,386
     613,328      3.493%, 02/01/27 (a) ..........................        644,516
     206,091      2.182%, 07/01/27 (a) ..........................        210,893
     313,940      2.883%, 07/01/27 (a) ..........................        323,400
     324,882      4.658%, 01/01/29 (a) ..........................        351,685
      86,079      4.656%, 02/01/29 (a) ..........................         93,180
   5,735,055      3.260%, 08/01/29 (a) ..........................      5,911,735
     105,080      2.513%, 07/01/31 (a) ..........................        109,983
      99,514      2.630%, 07/01/32 (a) ..........................        104,593
      68,518      3.005%, 07/01/32 (a) ..........................         71,657
     314,045      3.007%, 09/01/32 (a) ..........................        332,484
     709,971      2.417%, 01/01/33 (a) ..........................        739,000
     142,233      2.569%, 06/01/33 (a) ..........................        149,240
   2,166,503      4.611%, 08/01/33 (a) ..........................      2,345,240
   1,054,629      2.442%, 04/01/34 (a) ..........................      1,101,763
     572,225      2.758%, 07/01/34 (a) ..........................        598,408
     761,166      2.758%, 08/01/34 (a) ..........................        795,890
   2,848,106      2.446%, 06/01/35 (a) ..........................      2,970,334
   3,164,589      2.724%, 04/01/37 (a) ..........................      3,299,835
   2,785,671      5.731%, 07/01/37 (a) ..........................      2,951,070
   1,736,331      6.483%, 09/01/37 (a) ..........................      1,856,247
     690,130      6.500%, 11/01/37...............................        771,333
     978,094      2.758%, 08/01/44 (a) ..........................      1,023,043
                                                                    ------------
                                                                      31,500,635
                                                                    ------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.24%
      93,784      7.000%, 04/15/26...............................        108,053
     480,514      2.500%, 04/20/34 (a) ..........................        506,966
   2,237,465      2.250%, 06/20/34 (a) ..........................      2,315,214
   1,867,571      2.625%, 08/20/34 (a) ..........................      1,935,197
                                                                    ------------
                                                                       4,865,430
                                                                    ------------
               TOTAL MORTGAGE-BACKED OBLIGATIONS
                  (Cost $61,982,501) ............................     63,224,688
                                                                    ------------
AGENCY DEBENTURES - 26.20%
               Federal Home Loan Bank
   3,000,000      0.174%, 08/01/11 (a) ..........................      2,998,863
               Federal Home Loan Bank
  55,500,000      0.273%, 10/13/11 (a) ..........................     55,510,004
               Federal Home Loan Mortgage Corp
   5,000,000      0.353%, 04/07/11 (a) ..........................      5,000,435
               Federal Home Loan Mortgage Corp
   7,000,000      0.221%, 05/04/11 (a) ..........................      7,002,695
               Federal Home Loan Mortgage Corp
   9,000,000      5.350%, 09/14/12...............................      9,127,782
               Federal Home Loan Mortgage Corp
   5,400,000      3.250%, 03/18/14...............................      5,406,512
               Federal Home Loan Mortgage Corp
   2,300,000      2.750%, 04/29/14...............................      2,308,305
               Federal National Mortgage Association
   8,000,000      2.050%, 04/26/13...............................      8,018,680
               Small Business Administration
     138,147      1.075%, 03/25/14 (a) ..........................        138,286
               Sri Lanka Government Aid Bond
   7,000,000      0.343%, 11/01/24 (a) ..........................      6,947,500
                                                                    ------------
               TOTAL AGENCY DEBENTURES
                  (Cost $102,715,300) ...........................    102,459,062
                                                                    ------------

  PAR VALUE                                                             VALUE
------------                                                        ------------
U.S. TREASURY OBLIGATIONS - 50.32%
               UNITED STATES TREASURY BILLS - 32.44%
$105,600,000      0.000%, 05/19/11...............................   $105,569,904
  21,300,000      0.000%, 10/20/11...............................     21,275,590
                                                                    ------------
                                                                     126,845,494
                                                                    ------------
               UNITED STATES TREASURY NOTES & BONDS - 17.88%
  42,600,000      1.000%, 12/31/11...............................     42,859,604
  27,000,000      0.625%, 07/31/12...............................     27,084,465
                                                                    ------------
                                                                      69,944,069
                                                                    ------------
               TOTAL U.S. TREASURY OBLIGATIONS
                  (Cost $196,768,553)............................    196,789,563
                                                                    ------------
U.S. GOVERNMENT-BACKED OBLIGATIONS (e) - 1.61%
               FDIC Structured Sale Guaranteed Notes
   2,500,000   Series 2010-L1A,
                  Zero coupon, 10/25/11 .........................      2,488,534
               FDIC Structured Sale Guaranteed Notes
   3,825,642   Series 2010-S1, Class 1A,
                  0.811%, 02/25/48 (a) ..........................      3,826,405
                                                                    ------------
               TOTAL U.S. GOVERNMENT-BACKED OBLIGATIONS
                  (Cost $6,317,572) .............................      6,314,939
                                                                    ------------
REPURCHASE AGREEMENT - 7.39%
  28,900,000   Merrill Lynch, 0.17%, Dated 02/28/11, matures
                  03/01/11, repurchase price $28,900,136
                  (collateralized by a U.S. Treasury Note with an
                  interest rate of 2.625% due 04/30/16, total
                  market value $29,478,102)......................     28,900,000
                                                                    ------------
               TOTAL REPURCHASE AGREEMENT
                  (Cost $28,900,000) ............................     28,900,000
                                                                    ------------
               TOTAL INVESTMENTS - 106.81%
                  (Cost $416,744,033) (f) .......................    417,725,053
                                                                    ------------
               NET OTHER ASSETS AND LIABILITIES - (6.81)% .......    (26,651,123)
                                                                    ------------
               NET ASSETS - 100.00% .............................   $391,073,930
                                                                    ============

(a) Variable rate securities. Interest rates disclosed are those which are in effect at February 28, 2011. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)  The security has PAC (Planned Amortization Class) collateral.

(c)  The security has Support collateral.

(d)  This security has Sequential collateral.

(e) Guaranteed under the Federal Deposit Insurance Corporation's ("FDIC") Temporary Liquidity Guarantee Program and backed by the full faith and credit of the United States Government. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $6,314,939, which represents approximately 1.6% of net assets as of February 28, 2011.

(f) Cost for U.S. federal income tax purposes is $416,744,033. As of February 28, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,468,129 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $487,109.

                 See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
SHORT DURATION PORTFOLIO
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2011 (UNAUDITED)

  PAR VALUE                                                             VALUE
------------                                                        ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.43%
               FEDERAL HOME LOAN MORTGAGE CORPORATION REMIC -
                  1.12%
$    378,754   Series 1448, Class F
                  1.713%, 12/15/22 (a) (c).......................   $    388,933
     626,330   Series 1980, Class Z
                  7.000%, 07/15/27 (c) ..........................        699,574
   3,503,102   Series 2236, Class Z
                  8.500%, 06/15/30 (c) ..........................      4,039,697
                                                                    ------------
                                                                       5,128,204
                                                                    ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC -
                  1.23%
     236,895   Series 2001-42, Class HG
                  10.000%, 09/25/16 .............................        267,592
     131,395   Series 1988-12, Class A
                  4.112%, 02/25/18 (a) ..........................        139,054
     759,174   Series G92-44, Class Z
                  8.000%, 07/25/22 ..............................        846,409
   4,232,555   Series 2010-103, Class MA
                  4.000%, 03/25/30 (b) ..........................      4,370,654
                                                                    ------------
                                                                       5,623,709
                                                                    ------------
               NATIONAL CREDIT UNION ADMINISTRATION - 0.76%
               National Credit Union Administration
   1,600,000   Series 2011-R2, Class 1A
                  0.660%, 02/06/20 (a) ..........................      1,600,000
   1,900,000   Series 2011-R3, Class 1A
                  0.672%, 03/11/20 (a) ..........................      1,900,000
                                                                    ------------
                                                                       3,500,000
                                                                    ------------
               PRIVATE - 2.32%
               Adjustable Rate Mortgage Trust
     823,841   Series 2004-4, Class 1A1
                  2.670%, 03/25/35 (a) ..........................        703,498
               Banc of America Mortgage Securities
     117,142   Series 2004-D, Class 1A1
                  2.792%, 05/25/34 (a) ..........................        110,310
               BCAP LLC Trust
      30,989   Series 2006-RR1, Class CF
                  0.902%, 11/25/36 (a) ..........................         30,565
               Countrywide Home Loans
      31,971   Series 2003-37, Class 1A1
                  3.321%, 08/25/33 (a) ..........................         29,776
               Indymac Index Mortgage Loan Trust
     557,323   Series 2004-AR4, Class 1A
                  2.749%, 08/25/34 (a) (c).......................        434,685
               Merrill Lynch Mortgage Investors, Inc.
      91,999   Series 2003-A4, Class 1A
                  2.666%, 07/25/33 (a) ..........................         89,075
               Salomon Brothers Mortgage Securities VII, Inc.
      65,325   Series 1994-20, Class A
                  2.784%, 12/25/24 (a) ..........................         62,837
               Structured Adjustable Rate Mortgage Loan
     126,936   Series 2004-2, Class 2A
                  2.807%, 03/25/34 (a) ..........................        113,741
     274,076   Series 2004-5, Class 1A
                  2.741%, 05/25/34 (a) (c).......................        255,517
               Structured Asset Securities Corp.
   1,055,585   Series 2003-34A, Class 3A3
                  2.705%, 11/25/33 (a) ..........................        983,199

  PAR VALUE                                                             VALUE
------------                                                        ------------
               PRIVATE - (CONTINUED)
               Washington Mutual Mortgage
               Pass-Through Certificates
$    563,733   Series 2003-AR6, Class A1
                  2.701%, 06/25/33 (a) ..........................   $    575,444
   3,595,528   Series 2005-AR12, Class 1A8
                  2.722%, 10/25/35 (a) ..........................      3,150,967
               Wells Fargo Mortgage Backed
               Securities Trust
   4,304,531   Series 2005-AR4, Class 2A2
                  2.794%, 04/25/35 (a) ..........................      4,049,093
                                                                    ------------
                                                                      10,588,707
                                                                    ------------
               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                  (Cost $25,697,652) ............................     24,840,620
                                                                    ------------
MORTGAGE-BACKED OBLIGATIONS - 21.31%
               FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.56%
   1,057,859      2.520%, 01/01/34 (a) ..........................      1,108,028
     254,474      2.782%, 11/01/34 (a) ..........................        267,748
   5,901,077      2.547%, 04/01/35 (a) ..........................      6,198,342
   2,311,498      2.606%, 08/01/35 (a) ..........................      2,428,264
   1,634,253      4.798%, 05/01/36 (a) ..........................      1,705,861
                                                                    ------------
                                                                      11,708,243
                                                                    ------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION GOLD -
                  5.25%
       2,547      7.000%, 03/01/12 ..............................          2,627
      37,170      7.000%, 12/01/12 ..............................         37,103
       7,658      8.000%, 07/01/14 ..............................          7,758
   2,992,032      4.500%, 03/01/15 ..............................      3,106,752
       4,682      7.000%, 03/01/15 ..............................          5,086
      70,824      8.000%, 09/01/17 ..............................         80,117
     593,130      5.000%, 10/01/17 ..............................        635,142
     679,367      5.000%, 11/01/17 ..............................        727,108
     485,542      8.000%, 11/01/17 ..............................        546,631
     499,383      5.500%, 03/01/18 ..............................        541,165
     220,561      5.500%, 04/01/18 ..............................        239,124
     289,263      6.500%, 05/01/18 ..............................        318,724
      33,798      6.000%, 10/01/18 ..............................         37,073
      11,969      6.000%, 11/01/18 ..............................         13,146
   2,081,234      5.500%, 02/01/19 ..............................      2,253,423
     389,608      5.500%, 01/01/20 ..............................        423,724
   6,945,128      5.000%, 04/01/20 ..............................      7,436,301
   7,353,485      3.500%, 08/01/20 ..............................      7,565,319
                                                                    ------------
                                                                      23,976,323
                                                                    ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 13.28%
     231,074      6.000%, 01/01/12 ..............................        236,589
      45,494      6.000%, 04/01/12 ..............................         46,746
     135,300      6.000%, 05/01/12 ..............................        139,269
     272,755      6.000%, 06/01/12 ..............................        281,241
       8,379      7.500%, 07/01/12 ..............................          8,420
     337,803      6.000%, 09/01/12 ..............................        349,485
     812,847      5.500%, 01/01/13 ..............................        838,711
       1,478      8.000%, 01/01/13 ..............................          1,503
       8,038      6.000%, 02/01/18 ..............................          8,809
   1,648,553      5.500%, 05/01/18 ..............................      1,788,474
      91,121      6.000%, 05/01/18 ..............................         99,855
     606,386      5.500%, 06/01/18 ..............................        657,846
       5,851      6.000%, 08/01/18 ..............................          6,412

                See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
SHORT DURATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED) - FEBRUARY 28, 2011 (UNAUDITED)

  PAR VALUE                                                             VALUE
------------                                                        ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION -
                  (CONTINUED)
$      5,533      6.000%, 09/01/18 ..............................   $      6,063
     452,347      5.500%, 10/01/18 ..............................        490,514
     596,357      5.500%, 11/01/18 ..............................        646,814
     511,178      6.000%, 11/01/18 ..............................        560,331
      38,591      5.500%, 12/01/18 ..............................         41,847
     898,392      6.000%, 12/01/18 ..............................        984,781
     755,736      6.000%, 01/01/19 ..............................        828,406
   3,250,000      3.334%, 01/25/19 (c) .................... .....      3,343,045
      10,914      6.000%, 02/01/19 ..............................         11,963
     238,090      6.000%, 04/01/19 ..............................        261,008
      59,053      6.000%, 05/01/19 ..............................         64,731
     117,162      6.000%, 10/01/23 ..............................        128,644
     407,513      7.000%, 08/01/28 ..............................        464,942
     802,797      7.000%, 11/01/28 ..............................        923,164
      69,787      7.000%, 02/01/32 ..............................         78,941
     211,774      6.020%, 05/01/32 (a) .................... .....        224,415
     218,787      7.000%, 05/01/32 ..............................        252,297
     322,505      3.007%, 09/01/32 (a) ..........................        341,441
     157,111      7.000%, 09/01/32 ..............................        178,650
   1,723,041      2.669%, 07/01/33 (a) ..........................      1,809,566
     916,114      2.658%, 11/01/33 (a) ..........................        957,330
   2,050,643      2.465%, 12/01/33 (a) ..........................      2,152,368
     818,158      2.767%, 03/01/34 (a) ..........................        857,786
     857,783      2.433%, 04/01/34 (a) ..........................        891,477
     397,053      2.560%, 08/01/34 (a) ..........................        416,557
   1,882,958      2.110%, 10/01/34 (a) ..........................      1,963,175
     666,540      2.733%, 10/01/34 (a) ..........................        698,792
   5,450,700      2.044%, 01/01/35 (a) ..........................      5,676,643
   5,159,250      2.108%, 01/01/35 (a) ..........................      5,339,524
     573,434      2.376%, 03/01/35 (a) ..........................        598,419
   2,701,222      2.604%, 04/01/35 (a) ..........................      2,829,581
   1,435,164      2.269%, 05/01/35 (a) ..........................      1,488,489
     874,174      2.400%, 05/01/35 (a) ..........................        909,527
   1,567,051      2.688%, 05/01/35 (a) ..........................      1,650,458
     851,460      2.002%, 06/01/35 (a) ..........................        874,648
   3,132,917      2.446%, 06/01/35 (a) ..........................      3,267,367
   1,744,750      2.012%, 08/01/35 (a) ..........................      1,798,488
   2,541,107      2.815%, 08/01/35 (a) ..........................      2,666,437
   3,447,306      2.787%, 09/01/35 (a) ..........................      3,628,641
   1,470,264      3.604%, 09/01/35 (a) ..........................      1,557,561
     661,921      2.395%, 10/01/35 (a) ..........................        694,219
   1,921,436      2.567%, 03/01/36 (a) ..........................      2,013,727
   1,612,103      2.802%, 04/01/36 (a) ..........................      1,666,399
                                                                    ------------
                                                                      60,702,536
                                                                    ------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.22%
       1,766      8.500%, 09/15/11 ..............................          1,776
       5,387      8.500%, 10/15/11 ..............................          5,442
       3,372      8.500%, 03/15/12 ..............................          3,404
     969,361      1.750%, 12/20/34 (a) ..........................      1,001,499
                                                                    ------------
                                                                       1,012,121
                                                                    ------------
               TOTAL MORTGAGE-BACKED OBLIGATIONS
                  (Cost $95,073,705) ............................     97,399,223
                                                                    ------------
AGENCY DEBENTURES - 6.14%
               FEDERAL HOME LOAN BANK - 3.43%
   2,700,000      1.750%, 08/22/12 ..............................      2,746,213
   2,900,000      2.000%, 09/14/12 ..............................      2,961,799

  PAR VALUE                                                             VALUE
------------                                                        ------------
               FEDERAL HOME LOAN BANK - (CONTINUED)
$  9,800,000      1.750%, 12/14/12 ..............................   $  9,976,341
                                                                    ------------
                                                                      15,684,353
                                                                    ------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.71%
   5,000,000      4.580%, 11/19/13 ..............................      5,463,595
   6,900,000      1.375%, 02/25/14 ..............................      6,909,812
                                                                    ------------
                                                                      12,373,407
                                                                    ------------
               TOTAL AGENCY DEBENTURES
                  (Cost $27,798,054) ............................     28,057,760
                                                                    ------------
U.S. TREASURY OBLIGATIONS - 64.07%
               UNITED STATES TREASURY NOTES & BONDS - 64.07%
  11,600,000      0.625%, 06/30/12 ..............................     11,638,048
  87,400,000      0.375%, 08/31/12 ..............................     87,304,384
  25,900,000      0.375%, 09/30/12 ..............................     25,852,448
  36,900,000      1.375%, 10/15/12 ..............................     37,405,936
  48,100,000      0.375%, 10/31/12 ..............................     47,968,495
  19,100,000      0.625%, 01/31/13 ..............................     19,090,297
  47,800,000      0.625%, 02/28/13 ..............................     47,740,250
  14,000,000      Zero coupon, 02/15/14 .........................     13,510,826
   2,000,000      1.250%, 02/15/14 ..............................      2,005,000
     400,000      4.375%, 05/15/40 ..............................        392,124
                                                                    ------------
                                                                     292,907,808
                                                                    ------------
               TOTAL U.S. TREASURY OBLIGATIONS
                  (Cost $291,942,784) ...........................    292,907,808
                                                                    ------------
U.S. GOVERNMENT-BACKED OBLIGATIONS (d) - 2.08%
               Private Export Funding Corp
   9,000,000      3.550%, 04/15/13...............................      9,496,467
                                                                    ------------
               TOTAL U.S. GOVERNMENT-BACKED OBLIGATIONS
                  (Cost $9,327,235) .............................      9,496,467
                                                                    ------------
REPURCHASE AGREEMENT - 2.52%
  11,500,000   UBS, 0.180%, Dated 02/28/11,
                  matures 03/01/11, repurchase price $11,500,058
                  (collateralized by a U.S. Treasury Bill with an
                  interest rate of 0.000% due 08/25/11, total
                  market value $11,730,061) .....................     11,500,000
                                                                    ------------
               TOTAL REPURCHASE AGREEMENT
                  (Cost $11,500,000) ............................     11,500,000
                                                                    ------------
               TOTAL INVESTMENTS - 101.55%
                  (Cost $461,339,430) (e) .......................    464,201,878
                                                                    ------------
               NET OTHER ASSETS AND LIABILITIES - (1.55)% .......    (7,074,363)
                                                                    ------------
               NET ASSETS - 100.00% .............................   $457,127,515
                                                                    ============

(a) Variable rate securities. Interest rates disclosed are those which are in effect at February 28, 2011. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)  The security has PAC (Planned Amortization Class) collateral.

(c)  This security has Sequential collateral.

                 See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
SHORT DURATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED) - FEBRUARY 28, 2011 (UNAUDITED)

(d) Guaranteed under the Federal Deposit Insurance Corporation's ("FDIC") Temporary Liquidity Guarantee Program and backed by the full faith and credit of the United States Government. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $9,496,467, which represents approximately 2.1% of net assets as of February 28, 2011.

(e) Cost for U.S. federal income tax purposes is $461,339,430. As of February 28, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,224,949 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,362,501.

                 See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 2011 (UNAUDITED)

                                                                                 ULTRA-SHORT
                                                                     MONEY        DURATION         SHORT
                                                                    MARKET       GOVERNMENT      DURATION
                                                                   PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                 ------------   ------------   ------------
ASSETS:
INVESTMENTS:
   Investments and repurchase agreements at cost .............   $166,594,642   $416,744,033   $461,339,430
                                                                 ============   ============   ============
   Investments at value ......................................   $ 91,894,642   $388,825,053   $452,701,878
   Repurchase agreements at value ............................     74,700,000     28,900,000     11,500,000
                                                                 ------------   ------------   ------------
   Total investments and repurchase agreements at value ......    166,594,642    417,725,053    464,201,878
                                                                 ------------   ------------   ------------
Cash .........................................................          9,830        573,410        585,976
RECEIVABLES:
   Interest ..................................................         65,309        760,566        946,417
   Investment securities sold ................................             --      1,058,493        634,806
   Portfolio units sold ......................................            855             --             --
   Other assets ..............................................         20,989         13,684         18,715
                                                                 ------------   ------------   ------------
   Total Assets ..............................................    166,691,625    420,131,206    466,387,792
                                                                 ------------   ------------   ------------
LIABILITIES:
PAYABLES:
   Dividends .................................................          2,524        143,950        341,566
   Investment securities purchased ...........................             --     28,797,984      8,791,246
   Advisory fees .............................................          8,877         45,437         55,220
   Administration fees .......................................             --         14,373         17,466
   Accrued expenses ..........................................         49,325         55,532         54,779
                                                                 ------------   ------------   ------------
   Total Liabilities .........................................         60,726     29,057,276      9,260,277
                                                                 ------------   ------------   ------------
NET ASSETS ...................................................   $166,630,899   $391,073,930   $457,127,515
                                                                 ============   ============   ============
NET ASSETS CONSIST OF:
Paid-in capital ..............................................   $166,669,300   $431,980,962   $472,151,201
Accumulated undistributed (distributions in excess of) net
   investment income .........................................         84,113       (216,606)      (209,501)
Accumulated net realized loss on investment transactions .....       (122,514)   (41,671,446)   (17,676,633)
Net unrealized appreciation on investments ...................             --        981,020      2,862,448
                                                                 ------------   ------------   ------------
TOTAL NET ASSETS .............................................   $166,630,899   $391,073,930   $457,127,515
                                                                 ============   ============   ============
   Total units outstanding, $0.001 par value (unlimited number
      of units authorized) ...................................    166,669,636     40,726,918     47,015,927
                                                                 ============   ============   ============
   Net asset value, offering and redemption price per unit
      (net assets/units outstanding) .........................   $       1.00   $       9.60   $       9.72
                                                                 ============   ============   ============

                 See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2011 (UNAUDITED)

                                                                             ULTRA-SHORT
                                                                   MONEY       DURATION       SHORT
                                                                   MARKET     GOVERNMENT     DURATION
                                                                 PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                                 ---------   -----------   -----------
INVESTMENT INCOME:
   Interest ..................................................   $ 263,614    $1,786,884   $ 3,037,805
                                                                 ---------    ----------   -----------
EXPENSES:
   Advisory fees .............................................     196,325       281,634       323,377
   Administration fees .......................................      98,163        88,190       101,319
   Legal fees ................................................      31,712        44,808        48,385
   Audit and tax fees ........................................      14,233        18,279        18,121
   Custody fees ..............................................      14,220        19,156        19,397
   Accounting fees ...........................................      24,590        60,071        65,323
   Compliance fees ...........................................      15,245        23,258        26,558
   Trustees' fees ............................................      28,991        40,968        42,284
   Printing fees .............................................       5,236         5,352         6,374
   Transfer agent fees .......................................      34,449        24,904        23,537
   Registration fees .........................................       3,907         2,883         1,938
   Other expenses ............................................      46,796        49,881        49,212
                                                                 ---------    ----------   -----------
   Total operating expenses ..................................     513,867       659,384       725,825
                                                                 ---------    ----------   -----------
   Advisory fees waived ......................................    (127,612)           --            --
   Administration fees waived ................................     (49,081)           --            --
   Expenses reimbursed by administrator ......................    (140,849)           --            --
                                                                 ---------    ----------   -----------
   Total expense reductions ..................................    (317,542)           --            --
                                                                 ---------    ----------   -----------
   Net operating expenses ....................................     196,325       659,384       725,825
                                                                 ---------    ----------   -----------
NET INVESTMENT INCOME ........................................      67,289     1,127,500     2,311,980
                                                                 ---------    ----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net Realized Gain on Investment Transactions ..............       4,657        20,558       457,599
   Net Change in Unrealized Depreciation of Investments ......          --      (296,341)   (1,754,862)
                                                                 ---------    ----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .......       4,657      (275,783)   (1,297,263)
                                                                 ---------    ----------   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS: ........   $  71,946    $  851,717   $ 1,014,717
                                                                 =========    ==========   ===========

                 See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                        ULTRA-SHORT DURATION
                                                                                                             GOVERNMENT
                                                                   MONEY MARKET PORTFOLIO                     PORTFOLIO
                                                            -----------------------------------  ----------------------------------
                                                             SIX MONTHS ENDED                     SIX MONTHS ENDED
                                                            FEBRUARY 28, 2011      YEAR ENDED    FEBRUARY 28, 2011     YEAR ENDED
                                                               (UNAUDITED)      AUGUST 31, 2010     (UNAUDITED)     AUGUST 31, 2010
                                                            ------------------  ---------------  -----------------  ---------------
INVESTMENT ACTIVITIES:
   Operations:
   Net investment income .................................    $      67,289     $       575,773     $  1,127,500     $   4,133,563
   Net realized gain (loss) on investment transactions ...            4,657            (127,171)          20,558           562,390
   Net change in unrealized depreciation of investments ..               --                  --         (296,341)         (456,605)
                                                              -------------     ---------------     ------------     -------------
   Net increase in net assets resulting from operations ..           71,946             448,602          851,717         4,239,348
                                                              -------------     ---------------     ------------     -------------
DISTRIBUTIONS TO UNITHOLDERS:
   From net investment income ............................          (79,069)           (606,773)      (1,067,234)       (4,562,052)
FROM UNIT TRANSACTIONS:
   Proceeds from sale of units ...........................      598,566,253       3,290,089,400      126,083,027       263,433,000
   Reinvestment of dividends and distributions ...........           53,907             261,494          182,208           948,610
   Cost of units repurchased .............................     (671,830,221)     (3,995,341,344)     (83,786,245)     (277,889,134)
                                                              -------------     ---------------     ------------     -------------
   Net increase (decrease) in net assets resulting from
      unit transactions ..................................      (73,210,061)       (704,990,450)      42,478,990       (13,507,524)
                                                              -------------     ---------------     ------------     -------------
   Net change in net assets ..............................      (73,217,184)       (705,148,621)      42,263,473       (13,830,228)
NET ASSETS:
   Beginning of period ...................................      239,848,083         944,996,704      348,810,457       362,640,685
   End of period .........................................    $ 166,630,899     $   239,848,083     $391,073,930     $ 348,810,457
                                                              =============     ===============     ============     =============
   ACCUMULATED UNDISTRIBUTED
      (DISTRIBUTIONS IN EXCESS OF)
      NET INVESTMENT INCOME ..............................    $      84,113     $        95,893     $   (216,606)    $    (276,872)
                                                              =============     ===============     ============     =============
OTHER INFORMATION:
SUMMARY OF UNIT TRANSACTIONS:
   Units sold ............................................      598,566,253       3,290,089,400       13,123,220        27,444,134
   Reinvestment of dividends and distribution ............           53,907             261,494           18,969            98,790
   Units repurchased .....................................     (671,830,224)     (3,995,341,344)      (8,719,334)      (28,962,283)
                                                              -------------     ---------------     ------------     -------------
   Net increase (decrease) in units outstanding ..........      (73,210,064)       (704,990,450)       4,422,855        (1,419,359)
                                                              =============     ===============     ============     =============

                 See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SHORT DURATION PORTFOLIO
                                                                 -----------------------------------
                                                                  SIX MONTHS ENDED
                                                                 FEBRUARY 28, 2011     YEAR ENDED
                                                                    (UNAUDITED)      AUGUST 31, 2010
                                                                 -----------------   ---------------
INVESTMENT ACTIVITIES:
   Operations:
   Net investment income .....................................      $  2,311,980      $   6,417,586
   Net realized gain on investment transactions ..............           457,599          3,310,651
   Net change in unrealized appreciation (depreciation) of
      investments ............................................        (1,754,862)         3,474,030
                                                                    ------------      -------------
   Net increase in net assets resulting from operations ......         1,014,717         13,202,267
                                                                    ------------      -------------
DISTRIBUTIONS TO UNITHOLDERS:
   From net investment income ................................        (2,547,878)        (6,413,271)
   From tax return of capital ................................                --            (48,450)
FROM UNIT TRANSACTIONS:
   Proceeds from sale of units ...............................       169,200,845        131,969,915
   Reinvestment of dividends and distributions ...............           388,572          1,018,300
   Cost of units repurchased .................................       (50,067,219)      (186,834,707)
                                                                    ------------      -------------
   Net increase (decrease) in net assets resulting from unit
      transactions ...........................................       119,522,198        (53,846,492)
                                                                    ------------      -------------
   Net change in net assets ..................................       117,989,037        (47,105,946)
NET ASSETS:
   Beginning of period .......................................       339,138,478        386,244,424
   End of period .............................................      $457,127,515      $ 339,138,478
                                                                    ============      =============
   ACCUMULATED UNDISTRIBUTED
      (DISTRIBUTIONS IN EXCESS OF)
      NET INVESTMENT INCOME ..................................      $   (209,501)     $      26,397
                                                                    ============      =============
OTHER INFORMATION:
SUMMARY OF UNIT TRANSACTIONS:
   Units sold ................................................        17,363,957         13,610,585
   Reinvestment of dividends and distribution ................            39,852            105,086
   Units repurchased .........................................        (5,138,775)       (19,295,216)
                                                                    ------------      -------------
   Net increase (decrease) in units outstanding ..............        12,265,034         (5,579,545)
                                                                    ============      =============

                 See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              MONEY MARKET PORTFOLIO
                                                    -----------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED
                                                      FEBRUARY                       YEARS ENDED AUGUST 31,
                                                      28, 2011      -------------------------------------------------------
                                                    (UNAUDITED)       2010        2009         2008       2007       2006
                                                    -----------     --------    --------     --------   --------   --------
NET ASSET VALUE,
Beginning of period .............................     $   1.00      $   1.00    $   1.00     $   1.00   $   1.00   $   1.00
                                                      --------      --------    --------     --------   --------   --------
Income from Investment Operations:
      Net investment income(a) ..................         0.00(b)       0.00(b)     0.01         0.03       0.05       0.04
                                                      --------      --------    --------     --------   --------   --------
   Total income from investment operations ......         0.00          0.00        0.01         0.03       0.05       0.04
                                                      --------      --------    --------     --------   --------   --------
Less Distributions from:
      Investment income .........................         0.00(b)       0.00(b)    (0.01)       (0.03)     (0.05)     (0.04)
                                                      --------      --------    --------     --------   --------   --------
   Total Distributions ..........................         0.00          0.00       (0.01)       (0.03)     (0.05)     (0.04)
                                                      --------      --------    --------     --------   --------   --------
NET ASSET VALUE,
   End of period ................................     $   1.00      $   1.00    $   1.00     $   1.00   $   1.00   $   1.00
                                                      ========      ========    ========     ========   ========   ========
   Total Return(c) ..............................         0.04%         0.11%       0.63%        3.36%      5.33%      4.52%
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands) ..     $166,631      $239,848    $944,997     $823,406   $417,772   $256,798
Ratios to average net assets:
   Expenses net of waivers and reimbursements ...         0.20%(d)      0.20%       0.20%(e)     0.19%      0.14%      0.14%
   Expenses before waivers and reimbursements ...         0.52%(d)      0.40%       0.36%        0.37%      0.34%      0.38%
   Net investment income (net of waivers
      and reimbursements) .......................         0.07%(d)      0.11%       0.52%        2.93%      5.20%      4.48%
   Net investment income (before waivers
      and reimbursements) .......................        (0.25)%(d)    (0.08)%      0.36%        2.75%      5.00%      4.24%

----------
(a)  Calculated based on average units outstanding.

(b)  Amount is less than $0.005 per share.

(c) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(d)  Annualized.

(e) The Money Market Portfolio's participation in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds represented an expense of 0.02% for the year ended August 31, 2009.

                See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO
                                                    ------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED
                                                      FEBRUARY                   YEARS ENDED AUGUST 31,
                                                      28, 2011    ----------------------------------------------------
                                                    (UNAUDITED)     2010       2009       2008       2007       2006
                                                    -----------   --------   --------   --------   --------   --------
NET ASSET VALUE,
Beginning of period .............................    $   9.61     $   9.61   $   9.45   $   9.45   $   9.43   $   9.43
                                                     --------     --------   --------   --------   --------   --------
Income from Investment Operations:
      Net investment income(a)(b) ...............        0.03         0.09       0.19       0.34       0.43       0.34
      Net realized and unrealized gain on
         investment transactions ................       (0.01)        0.02       0.17       0.05       0.06       0.04
                                                     --------     --------   --------   --------   --------   --------
   Total income from investment operations ......        0.02         0.11       0.36       0.39       0.49       0.38
                                                     --------     --------   --------   --------   --------   --------
Less Distributions from:
      Investment income(b) ......................       (0.03)       (0.11)     (0.20)     (0.38)     (0.47)     (0.38)
      Capital ...................................          --           --         --      (0.01)        --         --
                                                     --------     --------   --------   --------   --------   --------
   Total Distributions ..........................       (0.03)       (0.11)     (0.20)     (0.39)     (0.47)     (0.38)
                                                     --------     --------   --------   --------   --------   --------
NET ASSET VALUE,
   End of period ................................    $   9.60     $   9.61   $   9.61   $   9.45   $   9.45   $   9.43
                                                     ========     ========   ========   ========   ========   ========
   Total Return(c) ..............................        0.19%        1.11%      3.85%      4.17%      5.35%      4.12%
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands) ..    $391,074     $348,810   $362,641   $336,303   $283,337   $384,020
Ratios to average net assets:
   Expenses net of waivers and reimbursements ...        0.37%(d)     0.35%      0.35%      0.38%      0.35%      0.35%
   Expenses before waivers and reimbursements ...        0.37%(d)     0.35%      0.35%      0.41%      0.39%      0.38%
   Net investment income (net of waivers and
      reimbursements) ...........................        0.64%(d)     0.99%      1.96%      3.54%      4.54%      3.57%
   Net investment income (before waivers and
      reimbursements) ...........................        0.64%(d)     0.99%      1.96%      3.51%      4.50%      3.54%
   Portfolio Turnover Rate(e) ...................          80%         237%       179%       162%       107%        52%

----------
(a)  Calculated based on average units outstanding.

(b) Net investment income per unit differs from Distributions to Unitholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(c) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(d)  Annualized.

(e) There was no effect to the portfolio turnover rate due to mortgage dollar roll transactions for the year ended August 31, 2007. The prior year includes the effect of mortgage dollar roll transactions, if any. There were no mortgage dollar roll transactions for the years ended August 31, 2008, 2009 and 2010 and for the six months ended February 28, 2011.

                 See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                           SHORT DURATION PORTFOLIO
                                                    ---------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED
                                                      FEBRUARY                     YEARS ENDED AUGUST 31,
                                                      28, 2011    -------------------------------------------------------
                                                    (UNAUDITED)     2010        2009       2008         2007       2006
                                                    -----------   --------    --------   --------     --------   --------
NET ASSET VALUE,
Beginning of period .............................    $   9.76     $   9.58    $   9.44   $   9.50     $   9.51   $   9.59
                                                     --------     --------    --------   --------     --------   --------
Income from Investment Operations:
      Net investment income(a)(b) ...............        0.06         0.19        0.27       0.37         0.41       0.37
      Net realized and unrealized gain (loss) on
         investment transactions ................       (0.04)        0.18        0.16      (0.01)        0.03      (0.07)
                                                     --------     --------    --------   --------     --------   --------
   Total income from investment operations ......        0.02         0.37        0.43       0.36         0.44       0.30
                                                     --------     --------    --------   --------     --------   --------
Less Distributions from:
      Investment income(b) ......................       (0.06)       (0.19)      (0.29)     (0.42)       (0.45)     (0.38)
      Capital ...................................          --         0.00(c)       --         --           --         --
                                                     --------     --------    --------   --------     --------   --------
   Total Distributions ..........................       (0.06)       (0.19)      (0.29)     (0.42)       (0.45)     (0.38)
                                                     --------     --------    --------   --------     --------   --------
NET ASSET VALUE,
   End of period ................................    $   9.72     $   9.76    $   9.58   $   9.44     $   9.50   $   9.51
                                                     ========     ========    ========   ========     ========   ========
   Total Return(d) ..............................        0.22%        3.86%       4.60%      3.83%        4.77%      3.25%
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands) ..    $457,128     $339,138    $386,244   $372,293     $431,246   $678,062
Ratios to average net assets:
   Expenses .....................................        0.36%(e)     0.35%       0.34%      0.39%(f)     0.32%      0.32%
   Net investment income ........................        1.14%(e)     1.91%       2.87%      3.88%(f)     4.31%      3.90%
   Portfolio Turnover Rate(g) ...................         105%         280%        293%       241%         122%       126%

----------
(a)  Calculated based on average units outstanding.

(b) Net investment income per unit differs from Distributions to Unitholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(c)  Amount is less than $0.005 per share.

(d) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(e)  Annualized.

(f) Custody credits earned in the year ended August 31, 2008 had no effect on ratios.

(g) There was no effect to the portfolio turnover rate due to mortgage dollar roll transactions for the year ended August 31, 2007. The prior year includes the effect of mortgage dollar roll transactions, if any. There were no mortgage dollar roll transactions for the years ended August 31, 2008, 2009 and 2010 and for the six months ended February 28, 2011.

                 See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED FEBRUARY 28, 2011 - (UNAUDITED)

NOTE 1. ORGANIZATION

Trust for Credit Unions (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company consisting of three diversified portfolios: Money Market Portfolio, Ultra-Short Duration Government Portfolio and Short Duration Portfolio (collectively, "the Portfolios" or individually a "Portfolio"). Units of the Portfolios are offered for sale solely to state and federally chartered credit unions.

The Money Market Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in high quality money market instruments authorized under the Federal Credit Union Act. The Ultra-Short Duration Government and Short Duration Portfolios seek to achieve a high level of current income, consistent with low volatility of principal and relatively low volatility of principal, respectively, by investing in obligations authorized under the Federal Credit Union Act.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. INVESTMENT VALUATION

For the Ultra-Short Duration Government and Short Duration Portfolios, investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Securities of the Money Market Portfolio and short-term debt obligations maturing in sixty days or less for the Ultra-Short Duration Government Portfolio and Short Duration Portfolio are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios' Board of Trustees.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios' investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. For the six months ended February 28, 2011, there were no transfers between Level 1 and Level 2 for the Portfolios.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Portfolio's net assets as of February 28, 2011 is as follows:

                                 MONEY MARKET PORTFOLIO
                  ---------------------------------------------------
                                               LEVEL 2       LEVEL 3
                  TOTAL MARKET   LEVEL 1    SIGNIFICANT    SIGNIFICANT
                    VALUE AT      QUOTED    OBSERVABLE    UNOBSERVABLE
                    2/28/11       PRICE       INPUTS         INPUTS
                  ------------   -------   ------------   ------------
Total
   Investments*   $166,594,642     $--     $166,594,642        $--
                  ============     ===     ============        ===

*    Please refer to Schedule of Investments for security type breakout.

                        ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO
                  ---------------------------------------------------
                                               LEVEL 2       LEVEL 3
                  TOTAL MARKET   LEVEL 1    SIGNIFICANT    SIGNIFICANT
                    VALUE AT      QUOTED    OBSERVABLE    UNOBSERVABLE
                    2/28/11       PRICE       INPUTS         INPUTS
                  ------------   -------   ------------   ------------
Asset-Backed
   Securities     $  1,683,093     $--     $  1,683,093    $        --
Collateralized
   Mortgage
   Obligations      18,353,708      --       13,353,708      5,000,000
Mortgage-Backed
   Obligations      63,224,688      --       63,224,688             --
 Agency
   Debentures      102,459,062      --       95,511,562      6,947,500
 U.S. Treasury
   Obligations     196,789,563      --      196,789,563             --
U.S. Government
   -Backed
   Obligation        6,314,939      --        6,314,939             --
 Repurchase
   Agreement        28,900,000      --       28,900,000             --
                  ------------     ---     ------------    -----------
                  $417,725,053     $--     $405,777,553    $11,947,500
                  ============     ===     ============    ===========

TRUST FOR CREDIT UNIONS
NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED FEBRUARY 28, 2011 (UNAUDITED) (CONTINUED)

                                SHORT DURATION PORTFOLIO
                  ----------------------------------------------------
                                               LEVEL 2       LEVEL 3
                  TOTAL MARKET   LEVEL 1    SIGNIFICANT    SIGNIFICANT
                    VALUE AT      QUOTED    OBSERVABLE    UNOBSERVABLE
                    2/28/11       PRICE       INPUTS         INPUTS
                  ------------   -------   ------------   ------------
Collateralized
   Mortgage
   Obligations    $ 24,840,620     $--     $ 21,340,620    $3,500,000
Mortgage-
   Backed
   Obligations      97,399,223      --       97,399,223            --
Agency
   Debentures       28,057,760      --       28,057,760            --
U.S. Treasury
   Obligations     292,907,808      --      292,907,808            --
U.S. Government-
   Backed
   Obligation        9,496,467      --        9,496,467            --
Repurchase
   Agreement        11,500,000      --       11,500,000            --
                  ------------     ---     ------------    ----------
                  $464,201,878     $--     $460,701,878    $3,500,000
                  ============     ===     ============    ==========

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of February 28, 2011:

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO
   Fair Value, beginning of period .......   $        --
   Transfers in (out) of Level 3 .........     7,141,250
   Net Purchases (sales) .................     4,750,000
   Total net realized gains (losses) .....            --
   Total change in unrealized appreciation
      (depreciation) .....................        56,250
                                             -----------
   Fair Value, end of period .............   $11,947,500
                                             ===========
SHORT DURATION PORTFOLIO
   Fair Value, beginning of period .......   $        --
   Transfers in (out) of Level 3 .........            --
   Net Purchases (sales) .................     3,500,000
   Total net realized gains (losses) .....            --
   Total change in unrealized appreciation
      (depreciation) .....................            --
                                             -----------
   Fair Value, end of period .............   $ 3,500,000
                                             ===========

B. SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

All paydown gains and losses are classified as interest income in the accompanying Statements of Operations in accordance with GAAP. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding increase in the cost basis of that security.

C. FEDERAL TAXES

It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, (the "Code") applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its unitholders. Accordingly, no federal tax provisions are required. Income distributions to unitholders are recorded on the ex-dividend date, declared daily and paid monthly by the Portfolios. Net capital losses are carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards may reduce the requirement of future capital gain distributions.

The characterization of distributions to unitholders for financial reporting purposes is determined in accordance with U.S. federal income tax rules, which may differ from GAAP. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from net investment income, net realized gains or as a tax return of capital.

Generally, paydown gains and losses are recorded as increases (paydown gains) or decreases (paydown losses) against capital gains for tax purposes. The Ultra-Short Duration Government and Short Duration Portfolios have elected to accrete and amortize market discounts and premiums on portfolio securities for tax purposes based on the securities' yield to purchase. For the current year, net amortization is reducing ordinary income available for distribution.

Management has analyzed the Portfolios' tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Portfolios' financial statements. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

D. EXPENSES

Expenses incurred by the Portfolios that do not specifically relate to an individual Portfolio are generally allocated to the Portfolios based on each Portfolio's relative average net assets for the period.

The Portfolios pay compensation to the independent Trustees of the Trust in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The Portfolios do not pay compensation to Trustees or officers of the Trust who are also officers of the Trust's investment adviser or administrator.

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios'

TRUST FOR CREDIT UNIONS
NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED FEBRUARY 28, 2011 (UNAUDITED) (CONTINUED)

regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under triparty repurchase agreements.

F. WHEN-ISSUED SECURITIES

Consistent with National Credit Union Administration ("NCUA") rules and regulations, the Ultra-Short Duration Government and Short Duration Portfolios may purchase or sell securities in when-issued transactions. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios' records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. The Portfolios did not have when-issued transactions during the six months ended February 28, 2011.

G. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06, "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are currently effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has incorporated the appropriate disclosures required by ASU No. 2010-06 in its financial statement disclosures.

NOTE 3. AGREEMENTS

A. ADVISORY AGREEMENT

Goldman Sachs Asset Management, L.P. ("GSAM"), an affiliate of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser pursuant to an Advisory Agreement (the "Agreement") with the Trust on behalf of the Portfolios. Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trust's Board of Trustees. As compensation for services rendered pursuant to the Agreement and the assumption of the expenses related thereto, GSAM is entitled to a fee ("advisory fee"), computed daily and payable monthly, at the following annual rates as a percentage of each respective Portfolio's average daily net assets:

                                                   CONTRACTUAL
PORTFOLIO                     ASSET LEVEL              RATE
---------              -------------------------   -----------
Money Market           up to $300 million              0.20%
                       in excess of $300 million       0.15
Ultra-Short Duration
   Government and      first $250 million              0.18
   Short Duration(1)   next $250 million               0.16
                       in excess of $500 million       0.14

----------
(1) Advisory fee rate is based on the aggregate average net assets of the Ultra-Short Duration Government and Short Duration Portfolios. Fees are charged on a pro rata basis between the Portfolios.

GSAM has voluntarily agreed to limit its advisory fee with respect to the Money Market Portfolio to 0.07% of average daily net assets. This voluntary limitation may be modified or eliminated by GSAM in the future at its discretion. For the six months ended February 28, 2011, GSAM waived advisory fees amounting to $127,612.

B. ADMINISTRATION AGREEMENT

Callahan Credit Union Financial Services Limited Liability Limited Partnership ("CUFSLP") serves as the Portfolios' administrator pursuant to an Administration Agreement. Callahan Financial Services, Inc. ("CFS") serves as a general partner to CUFSLP, which includes 39 major credit unions that are limited partners. BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon"), an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation, provides additional administrative services pursuant to an Administration and Accounting Services Agreement. As compensation for services rendered pursuant to their respective Agreements, CUFSLP and BNY Mellon are entitled to the following fees, computed daily and payable by the Portfolios monthly, at the following annual rates as a percentage of each respective Portfolio's average daily net assets:

                                   BNY
                         CUFSLP   MELLON
PORTFOLIO                 FEE     FEE(1)
---------                ------   ------
Money Market              0.10%    0.02%
Ultra-Short
   Duration Government    0.05     0.02
Short Duration            0.05     0.02

----------
(1) In addition, there is an annual base fee of $10,000 for the Money Market Portfolio and $50,000 for the Ultra-Short Duration Government and Short Duration Portfolios.

CUFSLP has voluntarily agreed to limit its administration fee with respect to the Money Market Portfolio to annual percentage rates equal to 0.05% of the first $300 million, 0.04% of the next $700 million, 0.03% of the next $1 billion, and 0.02% over $2 billion of the Portfolio's average daily net assets. This voluntary limitation may be modified or eliminated by CUFSLP in the future at its discretion. For the six months ended February 28, 2011, CUFSLP waived administration fees amounting to $49,081.

C. OTHER AGREEMENTS

CUFSLP has agreed contractually that to the extent the total annualized expenses (excluding interest, taxes, brokerage and extraordinary expenses) of the Money Market Portfolio exceed 0.20% of the average daily net assets, CUFSLP will either reduce the administration fees otherwise payable or pay such expenses of the Money Market Portfolio. In addition, the Money Market Portfolio is not obligated to reimburse CUFSLP for prior fiscal year expense reimbursements, if any. For the six months ended February 28, 2011, CUFSLP reimbursed administration fees amounting to $140,849.

CFS serves as exclusive distributor of units of the Portfolios. For the six months ended February 28, 2011, CFS had not received any compensation for this service.

TRUST FOR CREDIT UNIONS
NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED FEBRUARY 28, 2011 (UNAUDITED) (CONTINUED)


BNY Mellon serves as transfer agent of the Portfolios and receives a fee ("transfer agent fee") from each Portfolio. The transfer agent fee is calculated monthly based on a fixed amount and is assessed on the number of accounts serviced during the month.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the Ultra-Short Duration Government and Short Duration Portfolios for the six months ended February 28, 2011 were as follows:

                                    ULTRA-SHORT
                                     DURATION        SHORT
                                    GOVERNMENT      DURATION
                                     PORTFOLIO     PORTFOLIO
                                   ------------   ------------
Purchases of U.S. Government
   and agency obligations ......   $226,926,206   $528,219,063
Purchases (excluding U.S.
   Government and agency
   obligations).................     13,923,610      7,439,792
Sales or maturities of U.S.
   Government and agency
   obligations .................    306,749,798    417,024,135
Sales or maturities (excluding
   U.S. Government and
   agency obligations) .........      4,479,710      1,962,965

NOTE 5. OTHER MATTERS

Exemptive Order--Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Money Market Portfolio may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

NOTE 6. TAX INFORMATION

As of the Portfolios' most recent fiscal year end, August 31, 2010, the Portfolios' capital loss carryforwards and certain timing differences on a tax basis were as follows:

                                         ULTRA-SHORT
                              MONEY       DURATION         SHORT
                             MARKET      GOVERNMENT      DURATION
                            PORTFOLIO     PORTFOLIO      PORTFOLIO
                            ---------   ------------   ------------
Timing differences
   (dividends payable and
   post October losses)      $(55,373)  $   (302,336)  $   (382,727)
Capital loss
  carryforward(1)........     (76,490)   (41,486,130)   (18,134,232)

----------
(1) The amount and year of expiration for each capital loss carryforward is indicated below. Expiration occurs on August 31 of the year indicated.

                   ULTRA-SHORT
         MONEY       DURATION        SHORT
         MARKET     GOVERNMENT      DURATION
       PORTFOLIO     PORTFOLIO     PORTFOLIO
       ---------   ------------   -----------
2012    $     --   $(17,328,413)  $        --
2013          --    (18,747,166)   (2,820,598)
2014          --     (3,307,602)   (6,143,309)
2015          --     (1,903,494)   (5,253,669)
2016          --       (199,455)           --
2017          --             --            --
2018     (76,490)            --    (3,916,656)


During the most recent fiscal year end, August 31, 2010, the Ultra-Short Duration Government Portfolio utilized $270,464 of capital loss carryforwards.

The amortized cost for the Money Market Portfolio stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

At February 28, 2011, the Portfolios' aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

                            ULTRA-SHORT
                             DURATION         SHORT
                            GOVERNMENT      DURATION
                             PORTFOLIO      PORTFOLIO
                           ------------   ------------
Tax Cost ...............   $416,744,033   $461,339,430
                           ============   ============
Gross unrealized gain ..      1,468,129      4,224,949
Gross unrealized loss ..       (487,109)    (1,362,501)
                           ------------   ------------
Net unrealized gain ....   $    981,020   $  2,862,448
                           ============   ============

NOTE 7. CREDIT AND CONCENTRATION RISK

The Portfolios may invest a portion of their assets in securities of issuers that hold mortgage securities, including residential mortgages. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in the interest rates.

The Ultra-Short Duration Government and Short Duration Portfolios may also invest in multiple class mortgage-related securities, including collateralized mortgage obligations and REMIC pass-through or participation certificates (collectively, "CMOs"). These multiple class securities may be mortgage-related securities issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, including the Federal National Mortgage Association and Federal Home Loan Mortgage Corp. or, in the case of the Short Duration Portfolio, private mortgage-related securities issued by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs represent direct ownership interests in a pool of residential mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as "regular" interests or "residual" interests. The Portfolios may not purchase residual interests, but may purchase other types of interests. Each class of a CMO, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying a CMO may cause some or all of the classes of the CMO to be retired substantially earlier than its final distribution date. The principal of and interest on the Mortgage Assets may be allocated among several classes of a CMO in various ways.

NOTE 8. SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events on the Portfolios through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

TRUST FOR CREDIT UNIONS
ADDITIONAL INFORMATION (UNAUDITED)

PORTFOLIO EXPENSES - SIX MONTH PERIOD ENDED FEBRUARY 28, 2011

As a unitholder of the Portfolios, you incur ongoing costs, including management fees, administration fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2010 through February 28, 2011.

Actual Expenses - The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid" to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a unitholder of the Portfolios, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. The second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholder may incur transaction costs.

                                                      ULTRA-SHORT DURATION GOVERNMENT
                       MONEY MARKET PORTFOLIO                    PORTFOLIO                  SHORT DURATION PORTFOLIO
                  --------------------------------   --------------------------------   --------------------------------
                                          EXPENSES                           EXPENSES                           EXPENSES
                                          PAID FOR                           PAID FOR                           PAID FOR
                  BEGINNING     ENDING      THE      BEGINNING     ENDING       THE     BEGINNING     ENDING        THE
                   ACCOUNT     ACCOUNT    6 MONTHS    ACCOUNT     ACCOUNT    6 MONTHS    ACCOUNT     ACCOUNT    6 MONTHS
                    VALUE       VALUE      ENDED       VALUE       VALUE       ENDED      VALUE       VALUE       ENDED
                    9/1/10     2/28/11    2/28/11*     9/1/10     2/28/11    2/28/11*     9/1/10     2/28/11    2/28/11*
                  ---------   ---------   --------   ---------   ---------   --------   ---------   ---------   --------
Actual            $1,000.00   $1,000.40     $0.99    $1,000.00   $1,001.90     $1.84    $1,000.00   $1,002.20    $1.79
Hypothetical 5%
   Return          1,000.00    1,023.80+     1.00     1,000.00    1,022.96+     1.86     1,000.00    1,023.01+    1.81

----------
* Expenses are calculated using each Portfolio's annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2011. Expenses are calculated by multiplying the annualized expense ratio by the average account value for such period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were 0.20%, 0.37% and 0.36% for the Money Market Portfolio, Ultra-Short Duration Government Portfolio and Short Duration Portfolio, respectively.

+ Hypothetical expenses are based on the Portfolios' actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

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

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

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

                                      TRUST
                                FOR CREDIT UNIONS

TRUSTEES
Rudolf J. Hanley, CHAIRMAN
Stanley Hollen, VICE CHAIRMAN
James C. Barr
Robert M. Coen
Gary Oakland
Eugene A. O'Rourke
Joe Peek
Wendell A. Sebastian

OFFICERS
Charles W. Filson, PRESIDENT
Jonathan K. Jeffreys, VICE PRESIDENT
Jay E. Johnson, TREASURER
Mary Jo Reilly, SECRETARY
Salvatore Faia, JD, CPA, CHIEF COMPLIANCE OFFICER

ADMINISTRATOR
Callahan Credit Union Financial Services
   Limited Liability Limited Partnership

INVESTMENT ADVISER
Goldman Sachs Asset Management, L.P.,
   an affiliate of Goldman, Sachs & Co.

ADMINISTRATIVE & FUND ACCOUNTING AGENT/TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.

DISTRIBUTOR
Callahan Financial Services, Inc.

INDEPENDENT AUDITOR
Tait,Weller & Baker LLP

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to unitholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)  Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Trust for Credit Unions


By (Signature and Title)* /s/ Charles W. Filson
                          --------------------------------------
                          Charles W. Filson, President
                          (principal executive officer)

Date April 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Charles W. Filson
                          --------------------------------------
                          Charles W. Filson, President
                          (principal executive officer)

Date April 21, 2011


By (Signature and Title)* /s/ Jay Johnson
                          --------------------------------------
                          Jay Johnson, Treasurer
                          (principal financial officer)

Date April 21, 2011

* Print the name and title of each signing officer under his or her signature.